Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of Earnings per Share

Amounts in US$ ‘000 except for shares	2023	2022	2021
Numerator: Profit for the year	111,068	224,435	61,127
Denominator: Weighted average number of shares used in basic EPS	56,836,682	59,330,421	60,901,109
Earnings after tax per share (US$) – basic	1.95	3.78	1.00

Amounts in US$ ‘000 except for shares	2023	2022	2021
Weighted average number of shares used in basic EPS	56,836,682	59,330,421	60,901,109
Effect of dilutive potential common shares
Stock awards at US$ 0.001	359,587	552,466	559,012
Weighted average number of common shares for the purposes of diluted earnings per shares	57,196,269	59,882,887	61,460,121
Earnings after tax per share (US$) – diluted	1.94	3.75	0.99